Commitments and Contingencies - (Summary of Insurance Reserves Related to Professional and General Liability and Workers Compensation Liability) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Loss Contingencies [Line Items]
Insurance reserves for professional and general liability, current receivable	$ 17,580	$ 21,120
Insurance reserve for workers' compensation liability, current receivable	4,863	8,314
Total self-insurance reserves, current receivable	22,443	29,434
Insurance reserves for professional and general liability, long-term receivable	59,652	76,489
Insurance reserve for workers' compensation liability, long-term receivable	15,958	20,507
Total self-insurance reserves, long-term receivable	75,610	96,996
Insurance reserves for professional and general liability, current liability	17,810	21,120
Insurance reserve for workers' compensation liability, current liability	6,599	8,314
Total self-insurance reserves, current liability	24,409	29,434
Insurance reserves for professional and general liability, long-term liability	74,194	77,423
Insurance reserve for workers' compensation liability, long-term liability	17,416	20,507
Total self-insurance reserves, long-term liability	91,610	97,930
Insurance Reserves Indemnified By CHS, Inc. [Member]
Loss Contingencies [Line Items]
Insurance reserves for professional and general liability, current receivable	17,580	21,120
Insurance reserve for workers' compensation liability, current receivable	4,863	8,314
Insurance reserves for professional and general liability, long-term receivable	59,652	72,412
Insurance reserve for workers' compensation liability, long-term receivable	15,958	20,507
Insurance reserves for professional and general liability, current liability	17,580	21,120
Insurance reserve for workers' compensation liability, current liability	4,863	8,314
Insurance reserves for professional and general liability, long-term liability	59,652	72,412
Insurance reserve for workers' compensation liability, long-term liability	15,958	20,507
All Other Self-insurance Reserves [Member]
Loss Contingencies [Line Items]
Insurance reserves for professional and general liability, current receivable	0	0
Insurance reserve for workers' compensation liability, current receivable	0	0
Insurance reserves for professional and general liability, long-term receivable	0	4,077
Insurance reserve for workers' compensation liability, long-term receivable	0	0
Insurance reserves for professional and general liability, current liability	230	0
Insurance reserve for workers' compensation liability, current liability	1,736	0
Insurance reserves for professional and general liability, long-term liability	14,542	5,011
Insurance reserve for workers' compensation liability, long-term liability	$ 1,458	$ 0